CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₽ in Millions, $ in Millions	Priority Share Issued and Outstanding Adjusted Balance shares	Priority Share Issued and Outstanding shares	Ordinary Shares Issued and Outstanding Adjusted Balance RUB (₽) shares	Ordinary Shares Issued and Outstanding RUB (₽) shares	Ordinary Shares Issued and Outstanding USD ($) shares	Treasury shares at cost Adjusted Balance RUB (₽)	Treasury shares at cost RUB (₽)	Treasury shares at cost USD ($)	Additional Paid-In Capital Adjusted Balance RUB (₽)	Additional Paid-In Capital UBER RUB (₽)	Additional Paid-In Capital Yandex.Taxi Group RUB (₽)	Additional Paid-In Capital RUB (₽)	Additional Paid-In Capital USD ($)	Accumulated Other Comprehensive Income/(Loss) Adjusted Balance RUB (₽)	Accumulated Other Comprehensive Income/(Loss) UBER RUB (₽)	Accumulated Other Comprehensive Income/(Loss) Yandex.Taxi Group RUB (₽)	Accumulated Other Comprehensive Income/(Loss) RUB (₽)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Retained Earnings Adjusted Balance RUB (₽)	Retained Earnings Effect of adoption of ASU 2016-13 RUB (₽)	Retained Earnings RUB (₽)	Retained Earnings USD ($)	Non-redeemable NCI Adjusted Balance RUB (₽)	Non-redeemable NCI Effect of adoption of ASU 2016-13 RUB (₽)	Non-redeemable NCI Yandex.Market RUB (₽)	Non-redeemable NCI UBER RUB (₽)	Non-redeemable NCI Yandex.Taxi Group RUB (₽)	Non-redeemable NCI RUB (₽)	Non-redeemable NCI USD ($)	Redeemable Non-controlling interest Adjusted Balance RUB (₽)	Redeemable Non-controlling interest Yandex.Market RUB (₽)	Redeemable Non-controlling interest RUB (₽)	Adjusted Balance RUB (₽)	Effect of adoption of ASU 2016-13 RUB (₽)	Yandex.Market RUB (₽)	UBER RUB (₽)	Yandex.Taxi Group RUB (₽)	RUB (₽)	USD ($)
Balance at beginning of period at Dec. 31, 2018				₽ 263			₽ (10,769)					₽ 69,729					₽ 8,150				₽ 111,198							₽ 22,736										₽ 201,307
Balance (in shares) at Dec. 31, 2018 | shares				324,727,023	324,727,023
Balance (in shares) at Dec. 31, 2018 | shares		1
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense												9,855																										9,855
Exercise of share options (Note 16)												156																										156
Exercise of share options (Note 16) (in shares) | shares				5,591,934	5,591,934
Tax withholding related to exercise of share awards												(102)																										(102)
Class B shares conversion				₽ (2)								2
Repurchases of shares (Note 14)							(1,206)																															(1,206)
Repurchases of shares (Note 14) (in shares) | shares				(460,791)	(460,791)
Reissue of shares for options exercised							11,564					(11,564)
Business combination																																₽ (747)
Settlement of contingent consideration by Class A shares												(26)									189											(218)						163
Other																					12,692							(1,528)				(99)						11,164
Foreign currency translation adjustment																	(3,302)											(947)				(18)						(4,249)
Change in redemption value of redeemable noncontrolling interests																					(2,293)																	(2,293)
Balance at end of period (Accounting Standards Update 2016-13) at Dec. 31, 2019																				₽ (232)				₽ (16)										₽ (248)
Balance at end of period at Dec. 31, 2019			₽ 261	₽ 261		₽ (411)	(411)		₽ 68,050			68,050		₽ 4,848			4,848		₽ 121,554		121,786		₽ 20,245					20,261		₽ 14,246			₽ 214,547					214,795
Balance (in shares) at Dec. 31, 2019 | shares	1	1
Balance (in shares) at Dec. 31, 2019 | shares			329,858,166	329,858,166	329,858,166
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense												16,013																										16,013
Exercise of share options (Note 16)												1,186																										1,186
Exercise of share options (Note 16) (in shares) | shares				7,057,689	7,057,689
Tax withholding related to exercise of share awards												(178)																										(178)
Repurchases of shares (Note 14)							(10,585)																															(10,585)
Repurchases of shares (Note 14) (in shares) | shares				(4,228,163)	(4,228,163)
Reissue of shares for options exercised							(10,994)					10,994
Purchase of redeemable noncontrolling interests																																						(9,793)
Business combination																									₽ 47						₽ 493				₽ 47
Change in equity as a result of a spin-off transaction											₽ (1,561)					₽ 71											₽ (219)										₽ (1,709)
Repurchase of share options												8,816									(2,214)											(9,793)						6,602
Issue of new shares (Public Offering and PIPE) (Note 14)				₽ 17								72,538																										72,555
Issue of new shares (Public Offering and PIPE) (Note 14) (in shares) | shares				21,522,840	21,522,840
Convertible loan (Note 13)												6,792																										6,792
Disposal of investment in Yandex.Money (Note 3,4)																	893																					893
Other							(4)					195									(93)							1										99
Net income / (loss)																					24,713							(1,363)										23,350
Foreign currency translation adjustment																	12,111											1,383				51						13,494
Change in redemption value of redeemable noncontrolling interests																					1,829																	1,829
Balance at end of period at Dec. 31, 2020				₽ 278			(6)					160,857					17,923				145,789							20,094										344,935
Balance (in shares) at Dec. 31, 2020 | shares		1
Balance (in shares) at Dec. 31, 2020 | shares				354,210,532	354,210,532
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense												20,926																										20,926
Exercise of share options (Note 16)												1,150																										1,150
Exercise of share options (Note 16) (in shares) | shares				5,719,175	5,719,175
Tax withholding related to exercise of share awards												(242)																										(242)
Repurchases of shares (Note 14)							(6,960)																															(6,960)
Repurchases of shares (Note 14) (in shares) | shares				(1,226,355)	(1,226,355)
Reissue of shares for options exercised							4,241					(4,241)
Purchase of redeemable noncontrolling interests																																						(1,921)	$ (25.8)
Repurchase of share options												818									15											₽ (1,921)						833
Other				₽ 3			(3)					879					(2)				(24)							(47)										806
Net income / (loss)																					(14,669)							16										(14,653)
Foreign currency translation adjustment																	(2,172)											58										(2,114)
Transaction with Uber (Note 3)										₽ (67,205)					₽ 444											₽ (6,241)										₽ (73,002)
Change in redemption value of redeemable noncontrolling interests																					377																	377
Balance at end of period at Dec. 31, 2021				₽ 281	$ 3.8		₽ (2,728)	$ (36.7)				₽ 112,942	$ 1,520.2				₽ 16,193	$ 217.9			₽ 131,488	$ 1,769.9						₽ 13,880	$ 186.9									₽ 272,056	$ 3,662.0
Balance (in shares) at Dec. 31, 2021 | shares		1
Balance (in shares) at Dec. 31, 2021 | shares				358,703,352	358,703,352